Summary of detailed information about payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables And Accrued Liabilities
Trade accounts payable	$ 2,038	$ 934
Accrued research and development costs	751	531
Accrued employee benefits	325	533
Payroll tax and other statutory liabilities	74	63
Other accrued liabilities	640	611
Payables and accrued liabilities	$ 3,828	$ 2,672